INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) $ in Millions	Jun. 30, 2023 USD ($) position	Dec. 31, 2022 USD ($) position
Number of issues
Less than 12 months | position	2,096	2,356
12 months or more | position	1,291	291
Number of issues | position	3,387	2,647
Gross Unrealized Losses
Less than 12 months	$ (551)	$ (1,097)
12 months or more	(603)	(213)
Gross Unrealized Losses	(1,154)	(1,310)
Fair Value
Less than 12 months	8,102	12,916
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	6,324	987
Fair Value	$ 14,426	$ 13,903
U.S. treasury and government
Number of issues
Less than 12 months | position	17	41
12 months or more | position	30	5
Number of issues | position	47	46
Gross Unrealized Losses
Less than 12 months	$ (1)	$ (36)
12 months or more	(36)	(2)
Gross Unrealized Losses	(37)	(38)
Fair Value
Less than 12 months	42	104
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	93	4
Fair Value	$ 135	$ 108
U.S. states and political subdivisions
Number of issues
Less than 12 months | position	489	579
12 months or more | position	40	0
Number of issues | position	529	579
Gross Unrealized Losses
Less than 12 months	$ (16)	$ (25)
12 months or more	(8)	0
Gross Unrealized Losses	(24)	(25)
Fair Value
Less than 12 months	684	824
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	97	0
Fair Value	$ 781	$ 824
Foreign governments
Number of issues
Less than 12 months | position	47	13
12 months or more | position	24	11
Number of issues | position	71	24
Gross Unrealized Losses
Less than 12 months	$ (5)	$ (23)
12 months or more	(14)	(13)
Gross Unrealized Losses	(19)	(36)
Fair Value
Less than 12 months	419	258
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	50	25
Fair Value	$ 469	$ 283
Corporate debt securities
Number of issues
Less than 12 months | position	1,416	1,533
12 months or more | position	1,076	251
Number of issues | position	2,492	1,784
Gross Unrealized Losses
Less than 12 months	$ (499)	$ (943)
12 months or more	(517)	(192)
Gross Unrealized Losses	(1,016)	(1,135)
Fair Value
Less than 12 months	6,112	10,644
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	5,610	912
Fair Value	$ 11,722	$ 11,556
Residential mortgage-backed securities
Number of issues
Less than 12 months | position	24	46
12 months or more | position	25	0
Number of issues | position	49	46
Gross Unrealized Losses
Less than 12 months	$ (3)	$ (6)
12 months or more	(1)	0
Gross Unrealized Losses	(4)	(6)
Fair Value
Less than 12 months	90	93
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	30	0
Fair Value	$ 120	$ 93
Commercial mortgage-backed securities
Number of issues
Less than 12 months | position	25	62
12 months or more | position	50	12
Number of issues | position	75	74
Gross Unrealized Losses
Less than 12 months	$ (6)	$ (14)
12 months or more	(19)	(5)
Gross Unrealized Losses	(25)	(19)
Fair Value
Less than 12 months	195	231
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	203	29
Fair Value	$ 398	$ 260
Collateralized debt securities
Number of issues
Less than 12 months | position	78	82
12 months or more | position	46	12
Number of issues | position	124	94
Gross Unrealized Losses
Less than 12 months	$ (21)	$ (50)
12 months or more	(8)	(1)
Gross Unrealized Losses	(29)	(51)
Fair Value
Less than 12 months	560	762
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	241	17
Fair Value	$ 801	$ 779